Unaudited Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 32,674	$ 19,378
Restricted cash	50	50
Accounts receivable trade, net	729	896
Inventories	2,354	1,559
Prepaid expenses	2,408	1,238
Total current assets	46,950	25,085
Fixed assets:
Vessels, net	432,932	410,476
Finance lease, right-of-use asset	28,904	29,562
Advances for vessel acquisition	4,450	0
Other fixed assets, net	342	423
Total fixed assets	466,628	440,461
Other non-current assets:
Deferred charges and other investments, non-current	5,131	6,397
Restricted cash, non-current	5,500	5,500
Intangible assets	399	0
Operating lease, right of use asset	341	405
Other non-current assets	28	29
TOTAL ASSETS	524,977	477,877
Current liabilities:
Current portion of long-term debt and other financial liabilities, net of deferred finance costs and debt discounts of $1,836 and $1,175, respectively	44,574	31,780
Finance lease liability, current	20,699	21,778
Trade accounts and other payables	6,910	5,489
Accrued liabilities	7,529	7,736
Operating lease liability, current	99	105
Deferred revenue	2,081	2,136
Total current liabilities	85,000	69,515
Non-current liabilities:
Long-term debt and other financial liabilities, net of current portion and deferred finance costs and debt discounts of $2,652 and $1,746, respectively	182,352	179,010
Operating lease liability, non-current	242	300
Deferred revenue, non-current	161	254
Other liabilities, non-current	2,521	353
Total liabilities	270,276	249,432
Commitments and contingencies
STOCKHOLDERS EQUITY
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; 20,000 and 20,000 shares issued and outstanding as at June 30, 2024 and December 31, 2023, respectively	0	0
Common stock, $0.0001 par value; 500,000,000 authorized shares as at June 30, 2024 and December 31, 2023; 20,698,827 and 19,636,352 shares issued and outstanding as at June 30, 2024 and December 31, 2023, respectively	2	2
Additional paid-in capital	597,206	590,129
Accumulated deficit	(342,507)	(361,686)
Total stockholders' equity	254,701	228,445
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	524,977	477,877
Related Party [Member]
Current assets:
Other current assets	5,895	308
Nonrelated Party [Member]
Current assets:
Other current assets	2,840	1,656
Current liabilities:
Other current liabilities	$ 3,108	$ 491